Mortgage Notes Payable, Net (Tables)	9 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The following table reflects the Company’s mortgage notes payable as of September 30, 2019 and December 31, 2018:

		Outstanding Loan Amount as of		Effective Interest Rate(1) as of
Portfolio	Encumbered Properties (2)	September 30, 2019	December 31, 2018	September 30, 2019	December 31, 2018	Interest Rate		Maturity
		(In thousands)	(In thousands)
Countryside Medical Arts - Safety Harbor, FL	—	$—	$5,690	—%	6.20%	Variable	(6)	Apr. 2019	(5)
St. Andrews Medical Park - Venice, FL	—	—	6,289	—%	6.20%	Variable	(6)	Apr. 2019	(5)
Palm Valley Medical Plaza - Goodyear, AZ	1	3,140	3,222	4.15%	4.15%	Fixed		Jun. 2023
Medical Center V - Peoria, AZ	1	2,907	2,977	4.75%	4.75%	Fixed		Sep. 2023
Courtyard Fountains - Gresham, OR	1	23,545	23,905	3.87%	3.87%	Fixed		Jan. 2020	(8)
Fox Ridge Bryant - Bryant, AR	1	7,319	7,427	3.98%	3.98%	Fixed		May 2047
Fox Ridge Chenal - Little Rock, AR	1	16,769	16,988	3.98%	3.98%	Fixed		May 2049
Fox Ridge North Little Rock - North Little Rock, AR	1	10,405	10,541	3.98%	3.98%	Fixed		May 2049
Philip Professional Center - Lawrenceville, GA	—	—	4,793	—%	4.00%	Fixed		Oct. 2019	(5)
Capital One MOB Loan	31	241,987	250,000	4.44%	4.44%	Fixed	(3)	Jun. 2022
Bridge Loan	15	18,613	20,271	4.57%	4.87%	Variable	(7)	Dec. 2019	(9)
Multi-Property CMBS Loan	21	118,700	118,700	4.60%	4.60%	Fixed		May 2028
Gross mortgage notes payable	73	443,385	470,803	4.43%	4.48%
Deferred financing costs, net of accumulated amortization (4)		(4,991)	(6,591)
Mortgage premiums and discounts, net		(1,503)	(1,373)
Mortgage notes payable, net		$436,891	$462,839
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(1) Calculated on a weighted average basis for all mortgages outstanding as of September 30, 2019 and December 31, 2018.
(2) Does not include real estate assets mortgaged to secure advances under the Fannie Mae Master Credit Facilities (as defined below) or eligible unencumbered real estate assets comprising the borrowing base of the Credit Facility (as defined in Note 5 — Credit Facilities). The equity interests and related rights in the Company’s wholly owned subsidiaries that directly own or lease the real estate assets comprising the borrowing base have been pledged for the benefit of the lenders thereunder (see Note 5 — Credit Facilities for additional details).

(3)
Variable rate loan, based on 30-day LIBOR, which is fixed as a result of entering into “pay-fixed” interest rate swap agreements (see Note 7 — Derivatives and Hedging Activities for additional details).

(4)
Deferred financing costs represent commitment fees, legal fees and other costs associated with obtaining financing. These costs are amortized to interest expense over the terms of the respective financing agreements using the effective interest method for fixed rate loans and the straight-line method for variable rate loans. Unamortized deferred financing costs are generally expensed when the associated debt is refinanced or repaid before maturity. Costs incurred in seeking financial transactions that do not close are expensed in the period in which it is determined it is probable the financing will not close.

(5)	The loan was repaid and the property was added to the borrowing base under the Credit Facility in April 2019.

(6)	Based on 30-day LIBOR.

(7)
Variable rate loan, based on 30-day LIBOR, of which $8.0 million was fixed as a result of entering into “pay-fixed” interest rate swap agreements at September 30, 2019 (see Note 7 — Derivatives and Hedging Activities for additional details).

(8)
Loan was repaid in October 2019, in advance of its scheduled maturity, and the property was added to the borrowing base of the revolving credit facility (see Note 17 — Subsequent Events for additional details).

(9)
Loan was repaid in October 2019, in advance of its scheduled maturity, and nine the properties were added to the borrowing base of the revolving credit facility (see Note 17 — Subsequent Events for additional details).

Schedule of Maturities of Long-term Debt
The following table summarizes the scheduled aggregate principal payments on mortgage notes payable for the five years subsequent to September 30, 2019 and thereafter:

(In thousands)	Future Principal Payments
2019 (remainder)	$18,945
2020	24,279
2021	892
2022	242,916
2023	6,056
Thereafter	150,297
Total	$443,385